SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total	$ 2,739,776	$ 751,071	$ 351,920
Less: Accumulated depreciation	(829,085)	(460,923)	(284,103)
Property and equipment, net	1,910,691	290,148	67,817
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total	413,857	295,502	288,604
Office Furniture [Member]
Property, Plant and Equipment [Line Items]
Total	80,039	64,263	48,464
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	19,980	22,304	14,852
Machinery [Member]
Property, Plant and Equipment [Line Items]
Total	1,104,495	106,080
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total	1,104,450	256,548
Property, Plant and Equipment, Other Types [Member]
Property, Plant and Equipment [Line Items]
Total	$ 16,955	$ 6,374